Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of company's domestic and foreign (loss) / income before income taxes and share of (losses) / earnings from equity method investments

	Year ended December 31,
(in $ millions)	2021	2020	2019
Domestic	$(441)	$(529)	$120
Foreign	(212)	(230)	73
(Loss) income before income taxes and share of (losses) earnings from equity method investments	$(653)	$(759)	$193

Summary of components of benefit from (provision for) income taxes

	Year ended December 31,
(in $ millions)	2021	2020	2019
Current taxes:
Domestic	$1	$12	$—
Foreign	7	23	(36)
Current income tax benefit (expense)	8	35	(36)
Deferred taxes:
Domestic	132	90	(8)
Foreign	46	20	(16)
Deferred tax benefit (expense)	178	110	(24)
Benefit from (provision for) income taxes	$186	$145	$(60)

Summary of reconciliation of U.K. statutory tax rate of the Company's effective income tax rate

	Year ended December 31,
	2021	2020	2019
Tax at statutory rate	19.00%	19.00%	19.00%
Changes in taxes resulting from:
Permanent differences	(2.25)	(0.18)	3.82
Local and state taxes	0.37	0.24	3.06
Change in valuation allowance	(2.57)	(2.25)	1.69
Change in enacted tax rates	5.26	—	—
Rate differential in the United Kingdom	3.81	—	—
Foreign tax rate differential	2.08	1.65	0.69
Return to provision adjustment	1.67	(0.6)	(1.17)
Tax settlement and uncertain tax positions	0.94	(0.61)	3.01
Other	0.08	1.88	0.94
Tax at effective rate	28.39%	19.13%	31.04%

Summary of components of the Company's deferred tax assets and liabilities

	As of December 31,
(in $ millions)	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$391	$231
Pension liability	74	86
Interest expense deduction restriction	23	2
Operating lease liabilities	20	21
Accrued liabilities	7	12
Goodwill	1	1
Other	2	—
Valuation allowance	(116)	(119)
Deferred tax assets	402	234
Netted against deferred tax liabilities	(120)	(17)
Deferred tax assets as presented in the consolidated balance sheets	$282	$217
Deferred tax liabilities:
Intangible assets	$(214)	$(86)
Operating lease ROU assets	(14)	(15)
Property and equipment	(4)	(10)
Goodwill	(2)	(2)
Other	(5)	(4)
Deferred tax liabilities	(239)	(117)
Netted against deferred tax assets	120	17
Deferred tax liabilities as presented in the consolidated balance sheets	$(119)	$(100)

Summary of remaining net operating loss carryforward

(in $ millions)	Amount
2022	$8
2025	2
2026	2
2027	3
2029	2
2030	16
2031-2041	54

Schedule of movement of uncertain tax position liability

	As of December 31,
(in $ millions)	2021	2020	2019
Balance, beginning of the year	$9	$11	$9
Increases to tax positions related to acquisitions	4	—	—
Increases to tax positions related to the current year	—	—	4
Increases to tax positions related to prior years	—	—	3
Release / settlement during the year	(6)	(2)	(5)
Balance, end of the year	$7	$9	$11